Offerings - Offering: 1	Jul. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	625,000
Proposed Maximum Offering Price per Unit	9.705
Maximum Aggregate Offering Price	$ 6,065,625
Fee Rate	0.01531%
Amount of Registration Fee	$ 928.65
Offering Note
(1)
Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the $9.83 (high) and $9.58 (low) sales price of the registrant’s common stock as reported on the Nasdaq Global Select Market on July 14, 2025, which date is within five business days prior to the filing of this registration statement.

(2)
Shares of common stock registered for resale pursuant to this registration statement are shares which are to be offered by the selling securityholders named herein. In the event of a stock split, stock dividend or recapitalization involving the common stock, the number of shares registered shall automatically be adjusted to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.